Segment Information (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total operating revenues		$ 248,665	$ 85,950
Depreciation and amortization	[1]	(65,394)	(59,937)
Other operating expenses		(189,333)	(114,269)
Other operating gains and losses		223,366	0
Operating income (loss) before inter-segment eliminations		217,304	(88,256)
Operating income (loss)		217,304	(88,256)
Equity in net earnings (losses) of affiliates		(3,547)	(19,100)
Total assets		5,187,084		$ 4,764,287
Investments in affiliates		702,222		703,225
Operating Segments | Vessel Operations
Segment Reporting Information [Line Items]
Total operating revenues		175,564	85,950
Depreciation and amortization		(49,252)	(59,937)
Other operating expenses		(158,964)	(113,888)
Other operating gains and losses		36,000	0
Operating income (loss) before inter-segment eliminations		3,348	(87,875)
Operating income (loss)		3,617	(86,105)
Equity in net earnings (losses) of affiliates		15,485	(1,359)
Total assets		3,008,178		3,025,244
Investments in affiliates		443,623		472,482
Operating Segments | FLNG
Segment Reporting Information [Line Items]
Total operating revenues		73,101	0
Depreciation and amortization		(16,142)	0
Other operating expenses		(30,369)	(381)
Other operating gains and losses		187,366	0
Operating income (loss) before inter-segment eliminations		213,956	(381)
Operating income (loss)		213,956	(381)
Equity in net earnings (losses) of affiliates		(2,047)	(5,281)
Total assets		1,925,688		1,515,463
Investments in affiliates		0		2,047
Operating Segments | Power Segment
Segment Reporting Information [Line Items]
Total operating revenues		0	0
Depreciation and amortization		0	0
Other operating expenses		0	0
Other operating gains and losses		0	0
Operating income (loss) before inter-segment eliminations		0	0
Operating income (loss)		0	0
Equity in net earnings (losses) of affiliates		(16,985)	(12,460)
Total assets		258,599		228,696
Investments in affiliates		258,599		228,696
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total operating revenues		0	0
Depreciation and amortization		0	0
Other operating expenses		0	0
Other operating gains and losses		0	0
Operating income (loss) before inter-segment eliminations		0	0
Operating income (loss)		(269)	(1,770)
Equity in net earnings (losses) of affiliates		0	0
Total assets		(5,381)		(5,116)
Investments in affiliates		0		$ 0
Intersegment Eliminations | Vessel Operations
Segment Reporting Information [Line Items]
Operating income (loss)		269	1,770
Intersegment Eliminations | FLNG
Segment Reporting Information [Line Items]
Operating income (loss)		0	0
Intersegment Eliminations | Power Segment
Segment Reporting Information [Line Items]
Operating income (loss)		$ 0	$ 0

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.